Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets
Schedule of changes in carrying amount of goodwill

Balance as of January 1, 2011	$—
Goodwill acquired	1,348

Balance as of December 31, 2011	$1,348

Schedule of acquisition-related intangible assets

	As of December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life (in years)
Intellectual property	$72	$6	$66	9.2
Developed technology	—	—	—	—

Total	$72	$6	$66	9.2

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life (in years)
Intellectual property	$72	$13	$59	8.2
Developed technology	1,292	172	1,120	4.3

Total	$1,364	$185	$1,179	4.5

Schedule of expected amortization expense for acquisition-related intangible assets for each of the next five years and thereafter

2012	$266
2013	266
2014	266
2015	266
2016	93
Thereafter	22

$1,179